Note 33 - Employee Benefits - Plan Asset Allocation Level 1 (Detail) - Level 1 of Fair Value Hierarchy [Member] - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 190	€ 476
Equity instruments	[1]	1,081	1,091
Investment-grade bonds
Government	[2]	1,921	1,617
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		2	1
Non-government bonds		0	0
Structured products		98	45
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(16)	(7)
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		2	3
Total fair value of quoted plan assets		3,278	3,226
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		29	(154)
Equity instruments	[1]	933	772
Investment-grade bonds
Government	[2]	601	691
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		1	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		2	3
Total fair value of quoted plan assets		1,566	1,312
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		92	551
Equity instruments	[1]	0	173
Investment-grade bonds
Government	[2]	919	537
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		1	1
Non-government bonds		0	0
Structured products		98	45
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		1,110	1,307
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		50	55
Equity instruments	[1]	109	108
Investment-grade bonds
Government	[2]	360	340
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(16)	(7)
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		503	496
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		19	24
Equity instruments	[1]	39	38
Investment-grade bonds
Government	[2]	41	49
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		€ 99	€ 111

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A